Unaudited Condensed Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 CNY (¥) ¥ / shares	Sep. 30, 2017 CNY (¥) ¥ / shares
Unaudited Condensed Consolidated Statements of Comprehensive Income
Revenues	$ 35,979	¥ 247,104	¥ 234,572	$ 70,025	¥ 480,925	¥ 458,794
Direct costs	(6,882)	(47,263)	(45,644)	(13,166)	(90,421)	(90,426)
Gross profit	29,097	199,841	188,928	56,859	390,504	368,368
Operating (expenses)/income, net
Research and development	(523)	(3,590)	(3,664)	(929)	(6,381)	(6,343)
Sales and marketing	(7,497)	(51,488)	(56,152)	(14,983)	(102,903)	(99,602)
General and administrative	(5,824)	(39,997)	(52,784)	(11,796)	(81,012)	(103,134)
Total operating expenses, net	(13,844)	(95,075)	(112,600)	(27,708)	(190,296)	(209,079)
Operating income	15,253	104,766	76,328	29,151	200,208	159,289
Other income/(expenses), net
Interest income	933	6,405	5,790	1,762	12,103	10,617
Interest expense						(3,257)
Foreign currency exchange gains/(losses)	(7)	(49)	110	(11)	(75)	111
Unrealized holding loss for equity securities	(4,506)	(30,945)		(5,863)	(40,266)
Dividend income	142	976		142	976
Others	(8)	(56)	993	(119)	(815)	2,142
Total other income/(expenses), net	(3,446)	(23,669)	6,893	(4,089)	(28,077)	9,613
Income before income tax	11,807	81,097	83,221	25,062	172,131	168,902
Income tax expense	(2,173)	(14,921)	(14,525)	(4,578)	(31,445)	(30,246)
Net income	9,634	66,176	68,696	20,484	140,686	138,656
Net income attributable to non-controlling interests	(155)	(1,062)	(1,101)	(296)	(2,030)	(1,926)
Net income attributable to Global Cord Blood Corporation's shareholders	$ 9,479	¥ 65,114	¥ 67,595	$ 20,188	¥ 138,656	¥ 136,730
Earnings per share:
Basic | (per share)	$ 0.08	¥ 0.54	¥ 0.60	$ 0.17	¥ 1.15	¥ 1.22
Diluted | (per share)	$ 0.08	¥ 0.53	¥ 0.60	$ 0.17	¥ 1.14	¥ 1.22
Other comprehensive (losses)/income, net of nil income taxes
Foreign currency translation adjustments	$ 2,125	¥ 14,597	¥ (8,376)	$ 5,457	¥ 37,477	¥ (20,107)
Unrealized holding gains/(losses) in available-for-sale equity securities			(18,562)			(30,487)
Total other comprehensive (losses)/income	2,125	14,597	(26,938)	5,457	37,477	(50,594)
Comprehensive income	11,759	80,773	41,758	25,941	178,163	88,062
Comprehensive income attributable to non-controlling interests	(155)	(1,062)	(1,101)	(296)	(2,030)	(1,926)
Comprehensive income attributable to Global Cord Blood Corporation's shareholders	$ 11,604	¥ 79,711	¥ 40,657	$ 25,645	¥ 176,133	¥ 86,136